Leases	12 Months Ended
Aug. 31, 2022
Disclosure Text Block [Abstract]
Leases
17.	Leases

The Group’s operating leases mainly related to offices and classroom facilities. The Group has no finance leases. The Company do not assume renewals in our determination of the lease term unless the renewals are reasonably certain to be exercised at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Opinion and a related series of notice, administrative measures or circular and the compliance measures taken by the Company have material adverse impact on our after-school tutoring services related to academic subjects in China’s compulsory education system, which in turn have adversely affected the Company’s results of operations and prospect. We have gradually terminated our after-school tutoring services related to academic subjects business since August 2021, and officially ceased our all business in October 2021. All of the Company’s operating leases mainly related to offices and classroom facilities were gradually terminated since August 2022. The Company removed the right-of-use asset and the lease liability, with loss recognized of RMB nil (US$ nil) for the difference in accordance with ASC842-20-40-1. By the end of August 31, 2022, all rental deposits related to those early terminated lease contracts have been expensed as the early termination penalty by the Company .